Schedule of Investments (unaudited)	iShares® International Treasury Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value
Foreign Government Obligations
Australia — 4.6%
Australia Government Bond
0.25%, 11/21/24(a)	AUD	3,137	$2,161,656
0.25%, 11/21/25(a)	AUD	2,300	1,552,336
0.50%, 09/21/26(a)	AUD	2,727	1,835,171
1.00%, 12/21/30(a)	AUD	3,983	2,616,119
1.00%, 11/21/31(a)	AUD	4,385	2,852,846
1.25%, 05/21/32	AUD	3,340	2,217,257
1.50%, 06/21/31(a)	AUD	3,106	2,125,339
1.75%, 11/21/32(a)	AUD	4,177	2,900,808
1.75%, 06/21/51(a)	AUD	2,553	1,533,666
2.25%, 05/21/28(a)	AUD	1,179	860,679
2.50%, 05/21/30(a)	AUD	4,289	3,188,259
2.75%, 04/21/24(a)	AUD	1,650	1,213,216
2.75%, 11/21/27(a)	AUD	2,704	2,024,988
2.75%, 11/21/28(a)	AUD	1,049	789,008
2.75%, 11/21/29(a)	AUD	3,422	2,584,682
2.75%, 06/21/35(a)	AUD	1,666	1,270,991
2.75%, 05/21/41(a)	AUD	1,755	1,311,367
3.00%, 03/21/47(a)	AUD	1,987	1,540,412
3.25%, 04/21/25(a)	AUD	3,274	2,452,131
3.25%, 04/21/29(a)	AUD	4,032	3,134,569
3.25%, 06/21/39(a)	AUD	2,342	1,883,732
3.75%, 04/21/37(a)	AUD	1,171	997,811
4.25%, 04/21/26(a)	AUD	4,214	3,311,248
4.50%, 04/21/33(a)	AUD	2,463	2,192,974
4.75%, 04/21/27(a)	AUD	3,496	2,859,136
5.50%, 04/21/23(a)	AUD	3,232	2,419,532
			53,829,933
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 07/15/23(b)(c)	EUR	1,830	2,072,361
0.00%, 07/15/24(b)(c)	EUR	2,278	2,584,607
0.00%, 04/20/25(b)(c)	EUR	743	842,153
0.00%, 02/20/30(b)(c)	EUR	1,844	2,041,189
0.00%, 02/20/31(b)(c)	EUR	2,207	2,420,692
0.00%, 10/20/40(b)(c)	EUR	721	721,312
0.25%, 10/20/36(b)	EUR	1,252	1,347,766
0.50%, 04/20/27(b)	EUR	2,421	2,804,189
0.50%, 02/20/29(b)	EUR	2,354	2,721,825
0.70%, 04/20/71(b)	EUR	339	337,852
0.75%, 10/20/26(b)	EUR	2,794	3,270,504
0.75%, 02/20/28(b)	EUR	1,841	2,164,447
0.75%, 03/20/51(b)	EUR	1,135	1,279,707
0.85%, 06/30/2120(b)	EUR	692	638,735
1.20%, 10/20/25(b)	EUR	2,401	2,846,840
1.50%, 02/20/47(b)	EUR	1,518	2,038,513
1.50%, 11/02/86(b)	EUR	513	700,702
1.65%, 10/21/24(b)	EUR	1,915	2,272,747
1.75%, 10/20/23(b)	EUR	2,074	2,421,606
2.10%, 09/20/2117(b)	EUR	1,091	1,808,497
2.40%, 05/23/34(b)	EUR	1,571	2,198,233
3.15%, 06/20/44(b)	EUR	1,348	2,337,796
3.80%, 01/26/62(b)	EUR	691	1,554,161
4.15%, 03/15/37(b)	EUR	2,551	4,429,082
4.85%, 03/15/26(b)	EUR	1,507	2,053,826
6.25%, 07/15/27	EUR	1,756	2,663,192
			52,572,534
		Par
Security		(000)	Value
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)(c)	EUR	1,115	$1,255,653
0.00%, 10/22/31(b)(c)	EUR	2,061	2,237,864
0.10%, 06/22/30(b)	EUR	1,258	1,402,135
0.20%, 10/22/23(b)	EUR	1,201	1,366,669
0.40%, 06/22/40(b)	EUR	808	843,479
0.50%, 10/22/24(b)	EUR	1,435	1,653,100
0.65%, 06/22/71(b)	EUR	532	471,123
0.80%, 06/22/25(b)	EUR	2,217	2,583,592
0.80%, 06/22/27(b)	EUR	1,302	1,531,920
0.80%, 06/22/28(b)	EUR	1,765	2,084,715
0.90%, 06/22/29(b)	EUR	1,854	2,205,975
1.00%, 06/22/26(b)	EUR	1,804	2,130,877
1.00%, 06/22/31(b)	EUR	1,789	2,142,905
1.45%, 06/22/37(b)	EUR	687	859,565
1.60%, 06/22/47(b)	EUR	1,114	1,424,974
1.70%, 06/22/50(b)	EUR	1,243	1,626,444
1.90%, 06/22/38(b)	EUR	1,236	1,649,361
2.15%, 06/22/66(b)	EUR	838	1,267,039
2.25%, 06/22/23(a)	EUR	1,330	1,553,359
2.25%, 06/22/57(b)	EUR	692	1,039,343
2.60%, 06/22/24(b)	EUR	1,630	1,967,101
3.00%, 06/22/34(b)	EUR	1,126	1,647,543
3.75%, 06/22/45(a)	EUR	1,275	2,290,585
4.00%, 03/28/32(a)	EUR	1,059	1,631,325
4.25%, 03/28/41(b)	EUR	1,825	3,307,794
4.50%, 03/28/26(b)	EUR	1,297	1,746,814
5.00%, 03/28/35(b)	EUR	2,068	3,654,321
5.50%, 03/28/28	EUR	2,480	3,747,014
Series 86, 1.25%, 04/22/33(b)	EUR	1,135	1,401,225
			52,723,814
Canada — 4.6%
Canadian Government Bond
0.25%, 02/01/23	CAD	2,390	1,865,315
0.25%, 08/01/23	CAD	2,416	1,873,614
0.25%, 03/01/26	CAD	4,855	3,616,300
0.50%, 11/01/23	CAD	2,200	1,707,507
0.50%, 09/01/25	CAD	5,795	4,391,007
0.50%, 12/01/30	CAD	4,629	3,272,801
0.75%, 02/01/24	CAD	3,088	2,400,655
1.00%, 09/01/26	CAD	3,778	2,888,447
1.00%, 06/01/27	CAD	47	35,784
1.25%, 06/01/30	CAD	4,840	3,676,405
1.50%, 06/01/23	CAD	2,533	2,001,631
1.50%, 06/01/26	CAD	110	86,194
1.50%, 06/01/31	CAD	6,131	4,707,965
1.75%, 03/01/23	CAD	3,662	2,901,108
1.75%, 12/01/53	CAD	1,763	1,281,679
2.00%, 09/01/23	CAD	3,310	2,635,319
2.00%, 06/01/28	CAD	200	160,631
2.00%, 12/01/51	CAD	5,069	3,937,163
2.25%, 03/01/24	CAD	1,600	1,281,536
2.25%, 06/01/25	CAD	1,297	1,044,712
2.25%, 06/01/29	CAD	950	777,593
2.75%, 12/01/48	CAD	1,516	1,359,910
2.75%, 12/01/64	CAD	800	737,228
3.50%, 12/01/45	CAD	1,221	1,218,234
4.00%, 06/01/41	CAD	844	867,584
5.00%, 06/01/37	CAD	551	601,849

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value
Canada (continued)
5.75%, 06/01/29	CAD	672	$676,975
5.75%, 06/01/33	CAD	1,683	1,839,563
			53,844,709
Denmark — 4.6%
Denmark Government Bond
0.00%, 11/15/24(c)	DKK	20,855	3,178,663
0.00%, 11/15/31(c)	DKK	32,260	4,771,197
0.25%, 11/15/52	DKK	27,133	3,948,767
0.50%, 11/15/27	DKK	41,245	6,423,085
0.50%, 11/15/29	DKK	52,573	8,206,167
1.50%, 11/15/23	DKK	27,061	4,232,581
1.75%, 11/15/25	DKK	32,135	5,213,022
4.50%, 11/15/39	DKK	65,359	17,198,346
			53,171,828
Finland — 4.6%
Finland Government Bond
0.00%, 09/15/23(b)(c)	EUR	2,555	2,897,197
0.00%, 09/15/24(b)(c)	EUR	1,797	2,041,471
0.00%, 09/15/26(b)(c)	EUR	1,682	1,901,662
0.00%, 09/15/30(b)(c)	EUR	2,013	2,225,819
0.13%, 09/15/31(b)	EUR	2,055	2,277,223
0.13%, 04/15/36(b)	EUR	1,609	1,712,803
0.13%, 04/15/52(b)	EUR	1,430	1,387,499
0.25%, 09/15/40(b)	EUR	1,645	1,744,602
0.50%, 04/15/26(b)	EUR	2,969	3,438,392
0.50%, 09/15/27(b)	EUR	2,859	3,319,223
0.50%, 09/15/28(b)	EUR	2,219	2,572,212
0.50%, 09/15/29(b)	EUR	2,810	3,256,527
0.75%, 04/15/31(b)	EUR	1,967	2,319,169
0.88%, 09/15/25(b)	EUR	2,147	2,514,680
1.13%, 04/15/34(b)	EUR	2,311	2,825,728
1.38%, 04/15/47(b)	EUR	1,772	2,382,833
1.50%, 04/15/23(b)	EUR	2,038	2,346,557
2.00%, 04/15/24(b)	EUR	2,213	2,625,373
2.63%, 07/04/42(b)	EUR	2,424	3,837,323
2.75%, 07/04/28(b)	EUR	2,075	2,750,069
4.00%, 07/04/25(b)	EUR	2,228	2,878,404
			53,254,766
France — 8.0%
French Republic Government Bond OAT
0.00%, 02/25/23(a)(c)	EUR	620	701,276
0.00%, 03/25/23(a)(c)	EUR	1,535	1,736,740
0.00%, 02/25/24(a)(c)	EUR	310	351,578
0.00%, 03/25/24(a)(c)	EUR	1,875	2,127,113
0.00%, 03/25/25(a)(c)	EUR	2,479	2,809,542
0.00%, 02/25/26(a)(c)	EUR	2,009	2,271,231
0.00%, 02/25/27(a)(c)	EUR	900	1,013,431
0.00%, 11/25/29(a)(c)	EUR	2,704	2,994,673
0.00%, 11/25/30(a)(c)	EUR	2,369	2,596,780
0.00%, 11/25/31(a)(c)	EUR	1,350	1,462,665
0.25%, 11/25/26(a)	EUR	2,353	2,687,096
0.50%, 05/25/25(a)	EUR	1,684	1,940,134
0.50%, 05/25/26(a)	EUR	1,746	2,015,879
0.50%, 05/25/29(a)	EUR	1,734	2,000,661
0.50%, 05/25/40(b)	EUR	940	1,005,248
0.50%, 06/25/44	EUR	529	551,753
0.50%, 05/25/72(b)	EUR	386	321,770
0.75%, 05/25/28(a)	EUR	2,276	2,672,548
0.75%, 11/25/28(a)	EUR	1,835	2,155,331

		Par
Security		(000)	Value
France (continued)
0.75%, 05/25/52(b)	EUR	1,749	$1,827,371
0.75%, 05/25/53(b)	EUR	280	288,960
1.00%, 11/25/25(a)	EUR	1,433	1,684,756
1.00%, 05/25/27(a)	EUR	1,384	1,642,083
1.25%, 05/25/34(a)	EUR	1,603	1,954,507
1.25%, 05/25/36(b)	EUR	1,903	2,321,146
1.50%, 05/25/31(a)	EUR	3,148	3,927,418
1.50%, 05/25/50(b)	EUR	1,339	1,700,912
1.75%, 05/25/23(a)	EUR	1,844	2,135,863
1.75%, 11/25/24(a)	EUR	1,782	2,120,419
1.75%, 06/25/39(b)	EUR	1,320	1,750,331
1.75%, 05/25/66(b)	EUR	625	853,892
2.00%, 05/25/48(b)	EUR	1,291	1,818,189
2.25%, 05/25/24(a)	EUR	1,776	2,119,951
2.50%, 05/25/30(a)	EUR	2,218	2,968,497
2.75%, 10/25/27(a)	EUR	2,264	2,953,908
3.25%, 05/25/45(a)	EUR	1,206	2,038,554
3.50%, 04/25/26(a)	EUR	1,877	2,437,034
4.00%, 10/25/38(a)	EUR	1,097	1,890,883
4.00%, 04/25/55(b)	EUR	909	1,877,670
4.00%, 04/25/60(a)	EUR	757	1,637,185
4.25%, 10/25/23(a)	EUR	3,227	3,927,368
4.50%, 04/25/41(a)	EUR	1,724	3,239,926
4.75%, 04/25/35(a)	EUR	1,507	2,610,667
5.50%, 04/25/29(a)	EUR	1,764	2,757,033
5.75%, 10/25/32(a)	EUR	1,778	3,135,329
6.00%, 10/25/25(a)	EUR	1,560	2,164,790
8.50%, 04/25/23(a)	EUR	485	605,526
			93,805,617
Germany — 5.9%
Bundesobligation
0.00%, 04/14/23(a)(c)	EUR	1,668	1,888,138
0.00%, 10/13/23(a)(c)	EUR	660	749,196
0.00%, 04/05/24(a)(c)	EUR	1,310	1,489,189
0.00%, 10/18/24(a)(c)	EUR	850	967,643
0.00%, 04/11/25(a)(c)	EUR	1,310	1,491,927
0.00%, 10/10/25(a)(c)	EUR	894	1,018,821
0.00%, 04/10/26(a)(c)	EUR	1,300	1,480,523
0.00%, 10/09/26(a)(c)	EUR	200	227,625
Series G, 0.00%, 10/10/25(a)(c)	EUR	286	326,493
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)(c)	EUR	1,421	1,619,172
0.00%, 11/15/27(a)(c)	EUR	1,230	1,399,518
0.00%, 08/15/29(a)(c)	EUR	1,207	1,370,717
0.00%, 02/15/30(a)(c)	EUR	1,255	1,423,776
0.00%, 08/15/30(a)(c)	EUR	1,290	1,460,816
0.00%, 02/15/31(a)(c)	EUR	1,160	1,310,161
0.00%, 08/15/31(a)(c)	EUR	1,035	1,165,480
0.00%, 05/15/35(a)(c)	EUR	1,435	1,586,179
0.00%, 05/15/36(a)(c)	EUR	668	733,947
0.00%, 08/15/50(a)(c)	EUR	1,266	1,323,937
0.00%, 08/15/52(a)(c)	EUR	458	471,859
0.25%, 02/15/27(a)	EUR	1,590	1,832,712
0.25%, 08/15/28(a)	EUR	1,772	2,048,625
0.25%, 02/15/29(a)	EUR	1,256	1,453,315
0.50%, 02/15/25(a)	EUR	1,134	1,311,537
0.50%, 02/15/26(a)	EUR	1,486	1,726,592
0.50%, 08/15/27(a)	EUR	1,395	1,631,704
0.50%, 02/15/28(a)	EUR	1,288	1,509,674
1.00%, 08/15/24(a)	EUR	1,283	1,497,226

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value
Germany (continued)
1.00%, 08/15/25(a)	EUR	1,150	$1,356,205
1.25%, 08/15/48(a)	EUR	1,376	1,956,914
1.50%, 02/15/23(a)	EUR	810	930,451
1.50%, 05/15/23(a)	EUR	801	924,406
1.50%, 05/15/24(a)	EUR	1,271	1,495,183
1.75%, 02/15/24(a)	EUR	1,149	1,352,611
2.00%,08/15/23(a)	EUR	1,262	1,475,215
2.50%, 07/04/44(a)	EUR	1,477	2,532,601
2.50%, 08/15/46(a)	EUR	1,276	2,244,280
3.25%, 07/04/42(a)	EUR	800	1,470,468
4.00%, 01/04/37(a)	EUR	1,225	2,191,965
4.25%, 07/04/39(a)	EUR	808	1,567,735
4.75%, 07/04/28(a)	EUR	634	943,038
4.75%, 07/04/34(a)	EUR	1,233	2,213,687
4.75%, 07/04/40(a)	EUR	868	1,810,782
5.50%, 01/04/31(a)	EUR	987	1,674,376
5.63%, 01/04/28(a)	EUR	1,051	1,596,782
6.25%, 01/04/24(a)	EUR	785	998,691
6.25%, 01/04/30(a)	EUR	545	928,021
6.50%, 07/04/27(a)	EUR	620	955,304
Series G, 0.00%, 08/15/30(a)(c)	EUR	400	454,885
Series G, 0.00%, 08/15/31(a)(c)	EUR	198	223,413
Series G, 0.00%, 08/15/50(a)(c)	EUR	172	181,516
Bundesschatzanweisungen
0.00%, 03/10/23(a)(c)	EUR	170	192,297
0.00%, 06/16/23(a)(c)	EUR	300	339,913
0.00%, 12/15/23(a)(c)	EUR	200	226,939
			68,754,180
Ireland — 4.5%
Ireland Government Bond
0.00%, 10/18/31(a)(c)	EUR	3,402	3,672,157
0.20%, 05/15/27(a)	EUR	2,523	2,865,838
0.20%, 10/18/30(a)	EUR	1,651	1,840,456
0.40%, 05/15/35(a)	EUR	1,714	1,869,367
0.55%, 04/22/41(a)	EUR	1,338	1,434,782
0.90%, 05/15/28(a)	EUR	2,763	3,267,298
1.00%, 05/15/26(a)	EUR	3,521	4,147,860
1.10%, 05/15/29(a)	EUR	3,335	3,996,612
1.30%, 05/15/33(a)	EUR	1,775	2,166,738
1.35%, 03/18/31(a)	EUR	2,586	3,186,180
1.50%, 05/15/50(a)	EUR	2,248	2,837,670
1.70%, 05/15/37(a)	EUR	1,971	2,539,383
2.00%, 02/18/45(a)	EUR	3,040	4,256,757
2.40%, 05/15/30(a)	EUR	3,450	4,575,700
3.40%, 03/18/24(a)	EUR	2,410	2,928,178
3.90%, 03/20/23(a)	EUR	2,271	2,676,343
5.40%, 03/13/25	EUR	3,561	4,708,259
			52,969,578
Israel — 4.6%
Israel Government Bond - Fixed
0.15%, 07/31/23	ILS	8,500	2,682,169
0.40%, 10/31/24	ILS	4,000	1,257,953
0.50%, 04/30/25	ILS	12,200	3,835,309
0.50%, 02/27/26	ILS	9,236	2,880,131
1.00%, 03/31/30	ILS	13,938	4,260,522
1.50%, 11/30/23	ILS	10,550	3,404,606
1.50%, 05/31/37	ILS	9,649	2,796,760
1.75%, 08/31/25	ILS	9,562	3,129,283
2.00%, 03/31/27	ILS	11,300	3,758,616

		Par
Security		(000)	Value
Israel (continued)
2.25%, 09/28/28	ILS	9,952	$3,368,967
3.75%, 03/31/24	ILS	11,625	3,934,589
3.75%, 03/31/47	ILS	14,995	5,780,085
4.25%, 03/31/23	ILS	11,175	3,698,593
5.50%, 01/31/42	ILS	11,026	5,269,690
6.25%, 10/30/26	ILS	8,383	3,310,602
			53,367,875
Italy — 7.1%
Italy Buoni Poliennali Del Tesoro
0.00%, 01/15/24(a)(c)	EUR	693	780,108
0.00%, 01/30/24(a)(c)	EUR	100	112,545
0.00%, 04/15/24(a)(c)	EUR	800	899,057
0.00%, 08/15/24(a)(c)	EUR	1,207	1,354,065
0.00%, 08/01/26(a)(c)	EUR	1,169	1,284,512
0.25%, 03/15/28(a)	EUR	880	958,582
0.30%, 08/15/23(a)	EUR	310	351,432
0.35%, 02/01/25(a)	EUR	1,009	1,140,873
0.50%, 02/01/26(a)	EUR	670	756,746
0.50%, 07/15/28(a)	EUR	359	395,502
0.60%, 06/15/23(a)	EUR	500	569,252
0.60%, 08/01/31(b)	EUR	1,051	1,112,830
0.65%, 10/15/23(a)	EUR	776	884,360
0.85%, 01/15/27(a)	EUR	885	1,008,650
0.90%, 04/01/31(a)	EUR	1,565	1,711,027
0.95%, 03/01/23(a)	EUR	585	666,551
0.95%, 03/15/23(a)	EUR	655	746,559
0.95%, 09/15/27(a)	EUR	770	878,820
0.95%, 08/01/30(a)	EUR	1,050	1,164,477
0.95%, 12/01/31(b)	EUR	27	29,412
0.95%, 03/01/37(b)	EUR	690	704,182
1.25%, 12/01/26(a)	EUR	408	474,786
1.35%, 04/01/30(a)	EUR	1,162	1,337,028
1.45%, 11/15/24(a)	EUR	1,152	1,342,709
1.45%, 05/15/25(a)	EUR	992	1,160,111
1.45%, 03/01/36(b)	EUR	549	608,929
1.50%, 06/01/25(a)	EUR	735	861,111
1.50%, 04/30/45(b)	EUR	404	416,761
1.60%, 06/01/26(a)	EUR	968	1,142,092
1.65%, 12/01/30(b)	EUR	1,240	1,449,986
1.65%, 03/01/32(b)	EUR	1,080	1,256,278
1.70%, 09/01/51(b)	EUR	611	631,219
1.75%, 07/01/24(a)	EUR	697	815,518
1.80%, 03/01/41	EUR	724,255	650
1.85%, 05/15/24(a)	EUR	610	714,841
1.85%, 07/01/25(b)	EUR	946	1,121,099
2.00%, 12/01/25(a)	EUR	914	1,093,208
2.00%, 02/01/28(a)	EUR	1,086	1,312,853
2.05%,08/01/27(a)	EUR	1,056	1,276,148
2.10%, 07/15/26(a)	EUR	785	946,394
2.15%, 03/01/72(b)	EUR	246	253,087
2.20%, 06/01/27(a)	EUR	1,630	1,984,736
2.25%, 09/01/36(b)	EUR	765	933,592
2.45%, 10/01/23(a)	EUR	789	925,980
2.45%, 09/01/33(b)	EUR	940	1,174,817
2.45%, 09/01/50(b)	EUR	730	884,916
2.50%, 12/01/24(a)	EUR	1,135	1,361,454
2.50%, 11/15/25(a)	EUR	750	913,028
2.70%, 03/01/47(b)	EUR	736	942,148
2.80%, 12/01/28(a)	EUR	945	1,200,908
2.80%, 03/01/67(b)	EUR	392	479,940

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value
Italy (continued)
2.95%, 09/01/38(b)	EUR	683	$905,871
3.00%, 08/01/29(a)	EUR	922	1,192,106
3.10%, 03/01/40(b)	EUR	596	805,688
3.25%, 09/01/46(b)	EUR	775	1,084,094
3.35%, 03/01/35(b)	EUR	758	1,036,137
3.45%, 03/01/48(b)	EUR	711	1,030,274
3.50%, 03/01/30(b)	EUR	1,094	1,469,015
3.75%, 09/01/24(a)	EUR	946	1,164,492
3.85%, 09/01/49(b)	EUR	914	1,417,646
4.00%, 02/01/37(b)	EUR	1,188	1,754,409
4.50%, 05/01/23(a)	EUR	897	1,068,945
4.50%, 03/01/24(a)	EUR	1,157	1,423,797
4.50%, 03/01/26(b)	EUR	870	1,141,664
4.75%, 08/01/23(b)	EUR	1,420	1,715,856
4.75%, 09/01/28(b)	EUR	895	1,260,480
4.75%, 09/01/44(b)	EUR	841	1,437,282
5.00%, 03/01/25(b)	EUR	1,031	1,330,791
5.00%, 08/01/34(b)	EUR	926	1,462,423
5.00%, 08/01/39(b)	EUR	1,047	1,754,122
5.00%, 09/01/40(b)	EUR	1,000	1,697,870
5.25%, 11/01/29(a)	EUR	1,415	2,106,639
5.75%, 02/01/33(a)	EUR	1,102	1,800,089
6.00%, 05/01/31(a)	EUR	1,593	2,554,806
6.50%, 11/01/27(a)	EUR	1,338	1,998,198
7.25%, 11/01/26(a)	EUR	543	803,766
9.00%, 11/01/23(a)	EUR	622	810,981
			83,476,915
Japan — 16.1%
Japan Government Five Year Bond
0.00%, 03/20/26)(c)	JPY	80,950	704,774
0.00%, 06/20/26(c)	JPY	87,750	763,916
0.00%, 09/20/26(c)	JPY	50,000	435,032
0.10%, 03/20/23	JPY	203,200	1,769,260
0.10%, 06/20/23	JPY	180,250	1,570,014
0.10%, 09/20/23	JPY	169,600	1,477,766
0.10%, 12/20/23	JPY	68,550	597,483
0.10%, 03/20/24	JPY	77,350	674,413
0.10%, 06/20/24	JPY	23,700	206,673
0.10%, 09/20/24	JPY	22,950	200,206
0.10%, 12/20/24	JPY	80,000	698,339
0.10%, 03/20/25	JPY	70,000	611,247
0.10%, 06/20/25	JPY	104,950	916,999
0.10%, 09/20/25	JPY	153,000	1,336,716
0.10%, 12/20/25	JPY	164,100	1,434,035
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY	103,750	795,813
0.50%, 03/20/59	JPY	126,050	992,299
0.50%, 03/20/60	JPY	163,500	1,282,640
0.70%, 03/20/61	JPY	94,250	787,325
0.80%, 03/20/58	JPY	98,150	854,838
0.90%, 03/20/57	JPY	104,500	938,847
1.40%, 03/20/55	JPY	54,400	556,054
1.70%, 03/20/54	JPY	125,050	1,365,194
1.90%, 03/20/53	JPY	89,400	1,014,257
2.00%, 03/20/52	JPY	54,200	624,308
2.20%, 03/20/49	JPY	59,100	696,998
2.20%, 03/20/50	JPY	56,150	665,788
2.20%, 03/20/51	JPY	83,000	987,987
2.40%, 03/20/48	JPY	36,900	449,069

		Par
Security		(000)	Value
Japan (continued)
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY	42,600	$372,343
0.10%, 06/20/26	JPY	45,000	393,382
0.10%, 09/20/26	JPY	218,300	1,907,716
0.10%, 12/20/26	JPY	109,700	958,750
0.10%, 03/20/27	JPY	109,550	957,458
0.10%, 06/20/27	JPY	55,050	481,391
0.10%, 09/20/27	JPY	56,250	491,875
0.10%, 12/20/27	JPY	56,000	489,669
0.10%, 03/20/28	JPY	83,000	725,702
0.10%, 03/20/29	JPY	154,750	1,352,005
0.10%, 06/20/29	JPY	52,400	457,521
0.10%, 09/20/29	JPY	78,600	685,824
0.10%, 12/20/29	JPY	197,900	1,725,503
0.10%, 03/20/30	JPY	212,850	1,854,114
0.10%, 06/20/30	JPY	115,050	1,001,059
0.10%, 09/20/30	JPY	135,050	1,173,684
0.10%, 12/20/30	JPY	223,000	1,935,535
0.10%, 03/20/31	JPY	136,750	1,185,499
0.10%, 06/20/31	JPY	142,400	1,231,906
0.10%, 09/20/31	JPY	282,950	2,444,759
0.30%, 12/20/24	JPY	82,650	725,615
0.30%, 12/20/25	JPY	51,550	453,970
0.40%, 03/20/25	JPY	58,200	512,962
0.40%, 06/20/25	JPY	36,850	325,121
0.40%, 09/20/25	JPY	47,950	423,475
0.50%,09/20/24	JPY	81,900	721,963
0.50%, 12/20/24	JPY	43,850	387,178
0.60%, 03/20/23	JPY	265,100	2,321,238
0.60%, 09/20/23	JPY	30,250	265,723
0.60%, 12/20/23	JPY	207,000	1,821,161
0.60%, 03/20/24	JPY	79,700	702,133
0.60%, 06/20/24	JPY	83,050	732,829
0.80%, 06/20/23	JPY	50,100	440,534
0.80%, 09/20/23	JPY	101,800	897,128
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY	58,200	464,467
0.40%, 09/20/49	JPY	104,500	827,437
0.40%, 12/20/49	JPY	136,500	1,078,703
0.40%, 03/20/50	JPY	130,000	1,027,653
0.50%, 09/20/46	JPY	52,850	442,134
0.50%, 03/20/49	JPY	105,050	859,296
0.60%, 12/20/46	JPY	71,300	608,770
0.60%, 06/20/50	JPY	104,100	865,166
0.60%, 09/20/50	JPY	125,000	1,039,646
0.70%, 06/20/48	JPY	80,000	691,380
0.70%, 12/20/48	JPY	101,450	874,561
0.70%, 12/20/50	JPY	164,050	1,402,365
0.70%, 03/20/51	JPY	65,000	554,872
0.70%, 06/20/51	JPY	115,950	988,386
0.70%, 09/20/51	JPY	121,650	1,036,742
0.80%, 03/20/46	JPY	65,400	585,389
0.80%, 03/20/47	JPY	58,650	523,070
0.80%, 06/20/47	JPY	70,900	631,717
0.80%, 09/20/47	JPY	59,550	530,077
0.80%, 12/20/47	JPY	80,000	711,394
0.80%, 03/20/48	JPY	91,000	806,585
0.90%, 09/20/48	JPY	87,350	789,566
1.10%, 03/20/33	JPY	29,000	275,901
1.40%, 09/20/45	JPY	37,500	379,445

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value
Japan (continued)
1.40%, 12/20/45	JPY	47,650	$482,222
1.50%, 12/20/44	JPY	55,050	566,291
1.50%, 03/20/45	JPY	75,000	771,794
1.60%, 06/20/45	JPY	30,950	324,795
1.70%, 06/20/33	JPY	32,550	328,705
1.70%, 12/20/43	JPY	62,400	663,133
1.70%, 03/20/44	JPY	96,950	1,031,075
1.70%, 06/20/44	JPY	46,450	494,389
1.70%, 09/20/44	JPY	64,150	683,291
1.80%, 11/22/32	JPY	26,000	263,834
1.80%, 03/20/43	JPY	65,750	707,801
1.80%, 09/20/43	JPY	68,800	742,105
1.90%, 09/20/42	JPY	188,350	2,053,814
1.90%, 06/20/43	JPY	90,150	988,313
2.00%, 12/20/33	JPY	14,550	151,990
2.00%, 09/20/40	JPY	121,600	1,331,619
2.00%, 09/20/41	JPY	193,300	2,128,904
2.00%, 03/20/42	JPY	154,550	1,708,618
2.10%, 09/20/33	JPY	38,950	409,811
2.20%, 09/20/39	JPY	108,400	1,212,351
2.20%, 03/20/41	JPY	131,650	1,487,126
2.30%, 05/20/32	JPY	24,800	261,689
2.30%, 03/20/35	JPY	47,600	518,587
2.30%, 06/20/35	JPY	45,550	497,409
2.30%, 12/20/35	JPY	45,650	501,380
2.30%, 12/20/36	JPY	43,100	477,890
2.30%, 03/20/39	JPY	131,050	1,479,107
2.30%, 03/20/40	JPY	158,950	1,808,975
2.40%, 11/20/31	JPY	22,600	238,889
2.40%, 03/20/34	JPY	43,200	470,425
2.40%, 12/20/34	JPY	42,600	467,634
2.40%, 03/20/37	JPY	111,400	1,251,575
2.40%, 09/20/38	JPY	141,950	1,615,662
2.50%, 06/20/34	JPY	46,450	512,060
2.50%, 09/20/34	JPY	39,700	438,898
2.50%, 09/20/35	JPY	36,550	408,879
2.50%, 03/20/36	JPY	52,000	584,517
2.50%, 06/20/36	JPY	43,950	495,881
2.50%, 09/20/36	JPY	36,900	417,289
2.50%, 09/20/37	JPY	85,800	979,379
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY	75,000	635,968
0.30%, 06/20/39	JPY	180,000	1,515,094
0.30%, 09/20/39	JPY	142,850	1,200,211
0.30%, 12/20/39	JPY	82,150	688,931
0.40%, 03/20/36	JPY	112,000	978,949
0.40%, 03/20/39	JPY	165,100	1,417,065
0.40%, 03/20/40	JPY	118,600	1,009,800
0.40%, 06/20/40	JPY	166,600	1,416,086
0.40%, 09/20/40	JPY	180,000	1,529,937
0.40%, 06/20/41	JPY	175,150	1,478,182
0.50%, 09/20/36	JPY	115,500	1,020,591
0.50%, 03/20/38	JPY	116,550	1,021,453
0.50%, 06/20/38	JPY	20,000	175,075
0.50%, 12/20/38	JPY	140,200	1,224,240
0.50%, 12/20/40	JPY	172,600	1,490,182
0.50%, 03/20/41	JPY	146,450	1,262,425
0.50%, 09/20/41	JPY	127,300	1,093,820
0.60%, 12/20/36	JPY	107,100	958,270
0.60%, 06/20/37	JPY	73,200	653,819

		Par
Security		(000)	Value
Japan (continued)
0.60%, 09/20/37	JPY	75,000	$669,317
0.60%, 12/20/37	JPY	89,350	796,696
0.70%, 03/20/37	JPY	93,550	847,852
0.70%, 09/20/38	JPY	48,850	440,898
0.80%, 06/20/23	JPY	51,950	456,802
1.00%, 03/20/23	JPY	64,500	567,301
1.00%, 12/20/35	JPY	110,000	1,040,116
1.20%, 12/20/34	JPY	100,150	967,159
1.20%, 03/20/35	JPY	74,250	717,389
1.20%, 09/20/35	JPY	78,850	763,491
1.30%, 06/20/35	JPY	97,300	952,581
1.40%, 09/20/34	JPY	120,000	1,185,089
1.50%, 06/20/32	JPY	50,900	501,096
1.50%, 03/20/33	JPY	59,400	587,532
1.50%, 03/20/34	JPY	140,400	1,397,973
1.50%, 06/20/34	JPY	85,050	847,921
1.60%, 06/20/30	JPY	73,200	716,919
1.60%, 03/20/32	JPY	46,700	462,995
1.60%, 06/20/32	JPY	50,100	497,652
1.60%, 03/20/33	JPY	89,100	889,699
1.60%, 12/20/33	JPY	107,850	1,083,336
1.70%, 09/20/31	JPY	50,400	502,423
1.70%, 12/20/31	JPY	66,600	665,323
1.70%, 03/20/32	JPY	45,450	454,528
1.70%, 06/20/32	JPY	44,550	446,464
1.70%, 09/20/32	JPY	66,000	662,759
1.70%, 12/20/32	JPY	102,050	1,026,769
1.70%, 06/20/33	JPY	78,100	788,689
1.70%, 09/20/33	JPY	92,600	936,790
1.80%, 06/20/23	JPY	43,000	383,267
1.80%, 06/20/30	JPY	18,100	179,891
1.80%, 09/20/30	JPY	48,850	486,730
1.80%, 06/20/31	JPY	47,800	479,296
1.80%, 09/20/31	JPY	88,950	894,053
1.80%, 12/20/31	JPY	80,100	806,951
1.80%, 03/20/32	JPY	101,700	1,025,855
1.80%, 12/20/32	JPY	55,950	568,110
1.90%, 09/20/23	JPY	33,000	295,976
1.90%, 12/20/23	JPY	35,000	315,377
1.90%, 03/20/24	JPY	24,250	219,474
1.90%, 03/20/25	JPY	31,500	290,411
1.90%, 06/20/25	JPY	40,200	372,423
1.90%, 12/20/28	JPY	63,050	618,863
1.90%, 03/20/29	JPY	25,150	247,724
1.90%, 09/20/30	JPY	66,200	664,531
1.90%, 03/20/31	JPY	55,950	564,527
1.90%, 06/20/31	JPY	110,000	1,111,834
2.00%, 12/20/24	JPY	53,100	488,693
2.00%, 03/20/25	JPY	50	462
2.00%, 09/20/25	JPY	32,650	304,762
2.00%, 12/20/25	JPY	56,050	525,593
2.00%, 03/20/27	JPY	38,350	367,674
2.00%, 06/20/30	JPY	51,700	521,317
2.00%, 12/20/30	JPY	110,550	1,120,034
2.00%, 03/20/31	JPY	57,550	585,187
2.10%, 03/20/24	JPY	7,300	66,339
2.10%, 09/20/24	JPY	70,600	648,228
2.10%, 03/20/25	JPY	29,900	277,289
2.10%, 09/20/25	JPY	28,850	270,204
2.10%, 12/20/25	JPY	30,000	282,331

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value
Japan (continued)
2.10%, 03/20/26	JPY	44,600	$421,882
2.10%, 12/20/26	JPY	93,350	895,131
2.10%, 03/20/27	JPY	58,400	562,503
2.10%, 06/20/27	JPY	37,500	363,021
2.10%, 09/20/27	JPY	31,300	304,364
2.10%, 12/20/27	JPY	60,000	586,006
2.10%, 12/20/28	JPY	35,000	347,722
2.10%, 03/20/29	JPY	70,500	703,132
2.10%, 06/20/29	JPY	75,700	757,816
2.10%, 09/20/29	JPY	88,500	889,199
2.10%, 12/20/29	JPY	87,950	886,783
2.10%, 03/20/30	JPY	100,200	1,014,407
2.10%, 12/20/30	JPY	80,000	816,628
2.20%, 03/20/24	JPY	38,950	354,679
2.20%, 03/20/26	JPY	42,700	405,442
2.20%, 06/20/26	JPY	29,550	281,983
2.20%, 09/20/26	JPY	245,400	2,352,219
2.20%, 09/20/27	JPY	49,750	486,212
2.20%, 03/20/28	JPY	81,400	802,753
2.20%, 09/20/28	JPY	55,600	553,280
2.20%, 06/20/29	JPY	39,450	397,448
2.20%, 12/20/29	JPY	82,800	840,505
2.20%, 03/20/30	JPY	64,000	652,424
2.20%, 03/20/31	JPY	70,600	728,969
2.30%, 03/20/26	JPY	36,000	343,120
2.30%, 06/20/26	JPY	49,300	472,326
2.30%, 09/20/26	JPY	26,900	258,928
2.30%, 06/20/27	JPY	40,000	390,970
2.40%, 06/20/24	JPY	55,800	513,178
2.40%, 03/20/28	JPY	36,500	363,845
Japan Government Two Year Bond
0.00%, 05/01/23(c)	JPY	50,000	434,910
0.00%, 10/01/23(c)	JPY	279,650	2,432,916
0.10%, 03/01/23	JPY	45,000	391,783
			187,551,390
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/24(b)(c)	EUR	2,218	2,516,980
0.00%, 01/15/27(b)(c)	EUR	2,521	2,854,876
0.00%, 07/15/30(b)(c)	EUR	2,839	3,171,615
0.00%, 07/15/31(b)(c)	EUR	1,241	1,374,962
0.00%, 01/15/38(b)(c)	EUR	983	1,043,171
0.00%, 01/15/52(b)(c)	EUR	1,391	1,386,132
0.25%, 07/15/25(b)	EUR	2,892	3,313,693
0.25%, 07/15/29(b)	EUR	2,064	2,361,699
0.50%, 07/15/26(b)	EUR	2,452	2,846,432
0.50%, 01/15/40(b)	EUR	1,761	2,048,629
0.75%, 07/15/27(b)	EUR	2,315	2,729,504
0.75%, 07/15/28(b)	EUR	1,623	1,923,003
1.75%, 07/15/23(b)	EUR	2,935	3,409,436
2.00%, 07/15/24(b)	EUR	2,067	2,462,768
2.50%, 01/15/33(b)	EUR	2,302	3,225,990
2.75%, 01/15/47(b)	EUR	2,782	4,962,884
3.75%, 01/15/42(b)	EUR	2,505	4,690,681
4.00%, 01/15/37(b)	EUR	2,332	4,054,936
5.50%, 01/15/28(b)	EUR	2,033	3,051,997
			53,429,388

		Par
Security		(000)	Value
Norway — 3.2%
Norway Government Bond
1.25%, 09/17/31(b)	NOK	25,654	$2,704,198
1.38%, 08/19/30	NOK	41,174	4,418,312
1.50%, 02/19/26(b)	NOK	47,706	5,288,640
1.75%, 03/13/25(b)	NOK	36,406	4,086,772
1.75%, 02/17/27(b)	NOK	23,231	2,592,396
1.75%, 09/06/29(b)	NOK	30,895	3,424,016
2.00%, 05/24/23(b)	NOK	53,017	6,013,442
2.00%, 04/26/28(b)	NOK	29,023	3,275,285
3.00%, 03/14/24(b)	NOK	50,494	5,834,572
			37,637,633
Singapore — 4.6%
Singapore Government Bond
0.50%, 11/01/25	SGD	3,129	2,238,997
1.25%, 11/01/26	SGD	1,500	1,094,097
1.63%, 07/01/31	SGD	1,870	1,365,870
1.75%, 02/01/23	SGD	5,280	3,947,093
1.88%, 03/01/50	SGD	4,076	2,854,000
1.88%, 10/01/51	SGD	1,320	933,903
2.00%, 02/01/24	SGD	2,253	1,699,202
2.13%, 06/01/26	SGD	4,371	3,317,359
2.25%, 08/01/36	SGD	4,475	3,417,489
2.38%, 06/01/25	SGD	3,700	2,831,166
2.38%, 07/01/39	SGD	2,006	1,560,461
2.63%, 05/01/28	SGD	2,413	1,884,925
2.75%, 07/01/23	SGD	4,400	3,341,844
2.75%, 04/01/42	SGD	3,298	2,719,913
2.75%, 03/01/46	SGD	3,804	3,141,218
2.88%, 07/01/29	SGD	3,984	3,175,227
2.88%, 09/01/30	SGD	4,830	3,881,054
3.00%, 09/01/24	SGD	4,860	3,756,009
3.38%, 09/01/33	SGD	3,552	3,023,229
3.50%, 03/01/27	SGD	4,456	3,601,017
			53,784,073
Spain — 4.7%
Spain Government Bond
0.00%, 04/30/23(c)	EUR	1,387	1,567,855
0.00%, 01/31/25(c)	EUR	953	1,075,926
0.00%, 01/31/26(c)	EUR	1,420	1,593,178
0.10%, 04/30/31(b)	EUR	1,076	1,146,880
0.25%, 07/30/24(b)	EUR	750	853,280
0.35%, 07/30/23	EUR	973	1,105,590
0.50%, 04/30/30(b)	EUR	1,060	1,189,297
0.50%, 10/31/31(b)	EUR	934	1,025,221
0.60%, 10/31/29(b)	EUR	1,064	1,208,871
0.80%, 07/30/27(b)	EUR	920	1,065,336
0.85%, 07/30/37(b)	EUR	268	287,620
1.00%, 07/30/42(b)	EUR	325	346,504
1.00%, 10/31/50(b)	EUR	880	869,239
1.20%, 10/31/40(b)	EUR	689	763,933
1.25%, 10/31/30(b)	EUR	1,220	1,447,007
1.30%, 10/31/26(b)	EUR	1,135	1,349,608
1.40%, 04/30/28(b)	EUR	1,388	1,664,278
1.40%, 07/30/28(b)	EUR	1,051	1,261,557
1.45%, 10/31/27(b)	EUR	914	1,097,069
1.45%, 04/30/29(b)	EUR	823	993,353
1.45%, 10/31/71(b)	EUR	240	226,630
1.50%, 04/30/27(b)	EUR	894	1,074,067
1.60%, 04/30/25(b)	EUR	1,152	1,367,377

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value
Spain (continued)
1.85%, 07/30/35(b)	EUR	854	$1,060,876
1.95%, 04/30/26(b)	EUR	1,215	1,475,734
1.95%, 07/30/30(b)	EUR	1,035	1,297,873
2.15%, 10/31/25(b)	EUR	922	1,120,282
2.35%, 07/30/33(b)	EUR	1,024	1,338,276
2.70%, 10/31/48(b)	EUR	716	1,027,561
2.75%, 10/31/24(b)	EUR	1,284	1,561,820
2.90%, 10/31/46(b)	EUR	726	1,071,870
3.45%, 07/30/66(b)	EUR	679	1,112,928
3.80%, 04/30/24(b)	EUR	988	1,212,941
4.20%, 01/31/37(b)	EUR	1,132	1,828,770
4.40%, 10/31/23(b)	EUR	943	1,148,235
4.65%, 07/30/25(b)	EUR	1,583	2,075,685
4.70%, 07/30/41(b)	EUR	937	1,688,772
4.80%, 01/31/24(b)	EUR	707	876,281
4.90%, 07/30/40(b)	EUR	866	1,579,137
5.15%, 10/31/28(b)	EUR	950	1,406,672
5.15%, 10/31/44(b)	EUR	720	1,421,096
5.75%, 07/30/32	EUR	1,211	2,049,795
5.90%, 07/30/26(b)	EUR	1,407	1,996,354
6.00%, 01/31/29	EUR	1,211	1,892,029
			54,822,663
Sweden — 3.7%
Sweden Government Bond
0.13%, 05/12/31	SEK	39,930	4,173,557
0.75%, 05/12/28	SEK	45,950	5,055,473
0.75%, 11/12/29(b)	SEK	46,620	5,157,435
1.00%, 11/12/26(a)	SEK	58,820	6,527,145
1.50%, 11/13/23(b)	SEK	71,195	7,847,465
2.25%, 06/01/32(a)	SEK	26,320	3,347,457
2.50%, 05/12/25	SEK	56,260	6,497,435
3.50%, 03/30/39	SEK	31,780	5,001,335
			43,607,302
United Kingdom — 4.6%
United Kingdom Gilt
0.13%, 01/31/23(a)	GBP	754	1,005,840
0.13%, 01/31/24(a)	GBP	1,050	1,386,443
0.13%, 01/30/26(a)	GBP	1,983	2,569,016
0.13%, 01/31/28(a)	GBP	610	771,986
0.25%, 07/31/31(a)	GBP	1,369	1,667,545
0.38%, 10/22/26(a)	GBP	100	129,783
0.38%, 10/22/30(a)	GBP	910	1,135,251
0.50%, 10/22/61(a)	GBP	628	633,194
0.63%, 06/07/25(a)	GBP	600	796,046
0.63%, 07/31/35(a)	GBP	1,146	1,381,427
0.63%, 10/22/50(a)	GBP	1,177	1,275,064
0.75%, 07/22/23(a)	GBP	500	670,567
0.88%, 10/22/29(a)	GBP	1,045	1,371,268
0.88%, 01/31/46(a)	GBP	488	571,319
1.00%, 04/22/24(a)	GBP	1,115	1,499,308
1.25%, 07/22/27(a)	GBP	1,008	1,366,233
1.25%, 10/22/41(a)	GBP	1,025	1,314,972
1.25%, 07/31/51(a)	GBP	136	172,737
1.50%, 07/22/26(a)	GBP	384	526,300
1.50%, 07/22/47(a)	GBP	755	1,014,485

		Par/
		Shares
Security		(000)	Value
United Kingdom (continued)
1.50%, 07/31/53(a)	GBP	50	$68,476
1.63%, 10/22/28(a)	GBP	193	267,482
1.63%, 10/22/54(a)	GBP	565	796,874
1.63%, 10/22/71(a)	GBP	447	691,225
1.75%, 09/07/37(a)	GBP	1,030	1,435,946
1.75%, 01/22/49(a)	GBP	505	719,042
1.75%, 07/22/57(a)	GBP	786	1,162,589
2.00%, 09/07/25(a)	GBP	498	691,929
2.25%, 09/07/23(a)	GBP	938	1,286,241
2.50%, 07/22/65(a)	GBP	711	1,336,724
2.75%, 09/07/24(a)	GBP	310	434,971
3.25%, 01/22/44(a)	GBP	943	1,677,229
3.50%, 01/22/45(a)	GBP	778	1,447,182
3.50%, 07/22/68(a)	GBP	689	1,639,033
3.75%, 07/22/52(a)	GBP	407	854,100
4.00%, 01/22/60(a)	GBP	527	1,264,989
4.25%, 12/07/27(a)	GBP	534	844,161
4.25%, 06/07/32(a)	GBP	755	1,300,091
4.25%, 03/07/36(a)	GBP	666	1,216,813
4.25%, 09/07/39(a)	GBP	628	1,207,858
4.25%, 12/07/40(a)	GBP	739	1,442,916
4.25%, 12/07/46(a)	GBP	609	1,281,804
4.25%, 12/07/49(a)	GBP	511	1,119,864
4.25%, 12/07/55(a)	GBP	718	1,696,221
4.50%, 09/07/34(a)	GBP	642	1,168,701
4.50%, 12/07/42(a)	GBP	838	1,732,356
4.75%, 12/07/30(a)	GBP	456	793,268
4.75%, 12/07/38(a)	GBP	543	1,089,578
5.00%, 03/07/25(a)	GBP	981	1,475,935
6.00%, 12/07/28(a)	GBP	515	912,185
			54,314,567

Total Foreign Government Obligations — 99.0%
(Cost: $1,217,066,549)			1,156,918,765

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,640	1,640,000
Total Short-Term Investments — 0.2%
(Cost: $1,640,000)		1,640,000
Total Investments in Securities — 99.2%
(Cost: $1,218,706,549)		1,158,558,765
Other Assets, Less Liabilities — 0.8%		9,883,874
Net Assets — 100.0%		$1,168,442,639

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® International Treasury Bond ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$460,000	$1,180,000	(a)	$—	$—	$—	$1,640,000	1,640	$19	$(1)
(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$1,156,918,765	$—	$1,156,918,765
Money Market Funds	1,640,000	—	—	1,640,000
	$1,640,000	$1,156,918,765	$—	$1,158,558,765

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen